Description of Business - Additional Information (Detail)	12 Months Ended
Jun. 27, 2015 Restaurant Segments DistributionCenters Location Product
Organization And Basis Of Presentation [Line Items]
Number of distribution centers | DistributionCenters	68
Number of operating segments | Segments	3
Minimum [Member]
Organization And Basis Of Presentation [Line Items]
Number of branded food and food-related products | Product	150,000
Number of customer locations | Location	150,000
Performance Foodservice [Member] | Minimum [Member]
Organization And Basis Of Presentation [Line Items]
Number of branded food and food-related products | Product	125,000
Number of customer locations | Location	85,000
PFG Customized [Member] | Minimum [Member]
Organization And Basis Of Presentation [Line Items]
Number of restaurant locations | Restaurant	5,000
Vistar [Member]
Organization And Basis Of Presentation [Line Items]
Number of customer locations | Location	60,000
Number of products | Product	20,000